Business Overview and Basis of Presentation (Tables)	12 Months Ended
Mar. 31, 2025
Business Overview and Basis of Presentation [Abstract]
Schedule of Subsidiaries Incorporated and Controlled

Description of subsidiaries incorporated and controlled by the Company as at balance sheet date:

Name	Background		Effective ownership

iOThree Maritime Technologies Limited (“iO3 BVI”)	●	British Virgin Islands company	100% owned by iOThree Cayman
	●	Incorporated on August 21, 2023
	●	Issued and outstanding 1,000 ordinary shares for US$1,000
	●	Investment holding
	●	Provision of investment holding

iO3 Pte. Ltd. (“iO3 Singapore”)	●	Singaporean company	100% owned by iO3 BVI
	●	Incorporated on February 19, 2019
	●	Issued and outstanding 147,360 ordinary shares for US$802,137
	●	Satellite communications and software